UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Total shareholders' deficit CNY (¥)	Total shareholders' deficit USD ($)	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at the beginning of the period at Dec. 31, 2020	¥ 1,443,463		¥ 1		¥ 4,982,885		¥ (396,951)		¥ (3,142,472)		¥ 22,535		¥ 1,465,998
Balance at the beginning of the period (in shares) at Dec. 31, 2020 | shares			1,376,231,023	619,938,058
CHANGES IN DEFICIT
Net loss	(234,217)								(234,217)		(9,650)		(243,867)
Exercise of share options by preferred shareholder (in shares) | shares			40,128,450
Capital contribution from non-controlling shareholder											1,437		1,437
Share-based compensation	22,957				22,957								22,957
Acquisition of additional interests in subsidiaries	1,820				1,820						(1,742)		78
Foreign currency translation adjustments, net of nil tax	(3,915)						(3,915)						(3,915)
Balance at the end of the period at Jun. 30, 2021	1,230,108		¥ 1		5,007,662		(400,866)		(3,376,689)		12,580		1,242,688
Balance at the end of the period (in shares) at Jun. 30, 2021 | shares			1,416,359,473	619,938,058
Balance at the beginning of the period at Dec. 31, 2020	1,443,463		¥ 1		4,982,885		(396,951)		(3,142,472)		22,535		1,465,998
Balance at the beginning of the period (in shares) at Dec. 31, 2020 | shares			1,376,231,023	619,938,058
Balance at the end of the period at Dec. 31, 2021	313,259		¥ 1		5,031,772		(404,877)		(4,313,637)		(9,582)		303,677
Balance at the end of the period (in shares) at Dec. 31, 2021 | shares			1,426,450,073	619,938,058
CHANGES IN DEFICIT
Net loss	(196,845)								(196,845)		4,745		(192,100)	$ (28,678)
Capital contribution from non-controlling shareholder											376		376
Share-based compensation	9,207				9,207								9,207
Foreign currency translation adjustments, net of nil tax	9,159						9,159						9,159	1,367
Balance at the end of the period at Jun. 30, 2022	¥ 134,780	$ 20,122	¥ 1		¥ 5,040,979	$ 752,598	¥ (395,718)	$ (59,079)	¥ (4,510,482)	$ (673,397)	¥ (4,461)	$ (666)	¥ 130,319	$ 19,456
Balance at the end of the period (in shares) at Jun. 30, 2022 | shares			1,426,450,073	619,938,058